Equity (Stock-based Compensation Plans) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2017
Vesting period	4 years
Weighted average remaining contractual life	3 years 7 months 6 days
Total intrinsic value of options exercised	$ 1.5	$ 4.6	$ 55.6
Unvested number of shares	1,200,000
Unrecognized compensation cost	$ 13.0
Weighted average period over which unrecognized compensation cost will be recognized	2 years 6 months
Restricted Stock [Member]
Value of equity classified RSUs vested	$ 11.5
Unrecognized compensation cost	$ 3.5
Weighted average period over which unrecognized compensation cost will be recognized	1 year 10 months 24 days
Employee Stock Option [Member]
Expected option term		6 years
2012 Plan [Member]
Expected option term	10 years
Equity Incentive Plan, shares authorized	3,000,000
2012 Plan [Member] | Subsequent Event [Member]
Increase of shares reserved				500,000
2012 Plan [Member] | Employee Stock Option [Member]
Vesting period	4 years